Investments (Equity Method Investments, Statement of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Total Assets	$ 20,596,445	$ 25,036,946
Total Liabilities	19,569,790	24,127,595
Partners' Capital	1,026,655	909,351
Total liabilities and partners' capital	20,596,445	25,036,946
LP/LLC interests
Schedule of Equity Method Investments [Line Items]
Total liabilities and partners' capital included above	37,626	36,671
Equity in LP/LLC interests not included above	89,513	73,576
Carrying value	127,139	110,247
Equity Method Investment
Schedule of Equity Method Investments [Line Items]
Total Assets	2,012,092	1,950,577
Total Liabilities	0	0
Partners' Capital	2,012,092	1,950,577
Total liabilities and partners' capital	$ 2,012,092	$ 1,950,577